TIFF Investment Program (“TIP”)

Supplement dated April 15, 2015

to the TIP Prospectus dated April 30, 2014, as supplemented August 4, 2014, October 6, 2014,
December 16, 2014, and January 26, 2015

This supplement provides new and additional information to the TIP prospectus dated April 30, 2014, as supplemented August 4, 2014, October 6, 2014, and December 16, 2014, and replaces the supplement dated January 26, 2015. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

On March 30, 2015, the Board of Trustees of TIP approved a money manager agreement for TIFF Multi-Asset Fund with a new money manager, Hosking Partners LLP.

The following replaces the information under the heading “Portfolio Management” in the Multi-Asset Fund Summary section on page 6 of the prospectus:

  Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Richard Flannery	Chief Executive Officer and Interim Chief Investment Officer	2015

	Trevor Graham	Managing Director	2013

The following replaces the information under the heading “Portfolio Management” in the Short-Term Fund Summary section on page 10 of the prospectus:

  Portfolio Management

Investment Advisor	Portfolio Manager	Title	Has Managed Fund Assets Since
TIFF Advisory Services, Inc.	Richard Flannery	Chief Executive Officer and Interim Chief Investment Officer	2015

	Trevor Graham	Managing Director	2013

	Jessica Taranto	Portfolio Manager	2014

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The following paragraph is added to the Multi-Asset Fund section entitled “Money Managers and Their Strategies” on page 13 of the prospectus, after the description of Glenhill Capital Advisors, LLC and before the description of Lansdowne Partners (UK), LLP:

Hosking Partners LLP invests primarily in global equity securities using an analytical and behavioral approach founded on the capital cycle. This security selection method is based on the observation that over time there is an inverse relationship between the supply of capital and the return on capital.  Hosking allocates the portfolio’s capital among generalist multi-counsellors (or portfolio managers), each of whom makes individual stock selection decisions for the portion of the portfolio for which they are responsible.  This distinct investment philosophy and portfolio construction strategy results in a large number of holdings which express a limited number of investment concepts.

The following information replaces similar information in the section entitled “Biographies of Principal Officers” on page 21 of the prospectus:

Biographies of Principal Officers

Richard J. Flannery serves as a Director, Chief Executive Officer, and Interim Chief Investment Officer of TAS, with overall responsibility for all of the organization’s activities. He also serves as TIP’s President and Chief Executive Officer. Prior to joining TIFF, Mr. Flannery spent 14 years at Delaware Investments, where he was Executive Vice President, supervising multiple departments and playing a key role in the firm’s transition from a domestic to a global investment management firm. Mr. Flannery serves on the Investment Committee of the Financial Industry Regulatory Authority (FINRA). He also serves on the boards of Mercy Investment Services, Inc., a non-profit investment firm serving the Sisters of Mercy, and The Nelson Foundation.

Dawn I. Lezon serves as Vice President and Treasurer of TAS and Treasurer and Chief Financial Officer of TIP. Prior to joining TIFF, Ms. Lezon was a partner of the public accounting firm Crane, Tonelli, Rosenberg & Co., LLP.

Kelly A. Lundstrom serves as Vice President of TAS and TIP. Ms. Lundstrom’s prior experience includes three years of investment operations consulting and 11 years in investment operations at Howard Hughes Medical Institute.

Richelle S. Maestro is Vice President, Secretary, and General Counsel of TAS as well as Vice President, Secretary, and Chief Legal Officer of TIP. Prior to joining TAS, Ms. Maestro was Executive Vice President and General Counsel of Delaware Investments, where she had responsibility for all legal and compliance matters.

Christian A. Szautner is Vice President and Chief Compliance Officer of TAS and Chief Compliance Officer of TIP. He was formerly a partner at the law firm of Ballard Spahr Andrews & Ingersoll, LLP.

The following information replaces similar disclosures in the Money Managers section entitled “Performance-Based Fees” on page 23 of the prospectus:

Performance-Based Fees. Some of the money managers are compensated for their services on the basis of a performance-based fee arrangement. In some cases, these arrangements specify a minimum fee (floor) and a maximum fee (cap), each expressed as a percentage of assets, and a fee formula that

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embodies the concept of a ‘‘fulcrum’’ fee (i.e., a fee midway between the minimum and the maximum). Actual fees paid to such money managers are proportionately related to performance above or below the fulcrum point. The formula is designed to augment the fee if the portfolio’s excess return (i.e., its actual return less the total return of the portfolio’s benchmark) exceeds a specified level and to reduce the fee if the portfolio’s excess return falls below this level. The performance-based fee arrangement with respect to certain assets managed by five money managers does not embody the concept of a fulcrum fee. For these managers, the performance based fee is generally a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark or the recovery of prior years’ losses, if any. Total returns are computed over rolling time periods of varying lengths and are in most cases determined gross of expenses and fees, except custodian transaction charges. Fee formulas are normally expressed in basis points, where a basis point is 1/100th of one percent.

The following paragraph is added to the Multi-Asset Fund section entitled “Money Manager Fee Arrangements and Portfolio Managers” on page 25 of the prospectus, after the description of Glenhill Capital Advisors, LLC and before the description of Lansdowne Partners (UK), LLP:

Hosking Partners LLP (Savoy Hill House, 7-10 Savoy Hill, London WC2R 0BU, United Kingdom) is compensated in part based on assets and in part based on performance. The manager receives an asset-based fee, payable monthly, and a performance fee, payable annually. With respect to the asset-based fee, the manager receives 0.325% per year on the first $250 million of “TIFF Assets” and 0.275% per year on amounts above $250 million. ‘‘TIFF assets’’ means the daily average over the applicable period of Multi-Asset Fund assets plus the assets of other funds or accounts advised by TAS or its affiliates that are managed by Hosking in separate accounts. The performance fee formula provides that Hosking will receive 20% of the amount by which the annualized return generated by the portfolio exceeds the annualized return of the MSCI All Country World Index, measured over rolling sixty (60) month periods, multiplied in each case by the average daily net asset value of the assets over the same sixty (60) month period. During the first five years after funding, the performance fee is similarly structured, with the measurement periods starting at the funding date and running through each annual calculation date.

Jeremy Hosking (Senior Partner and Portfolio Manager) founded Hosking Partners LLP in 2013. Prior to founding Hosking Partners LLP, he was Head of the Global division and portfolio manager for Marathon Asset Management LLP, a firm he co-founded in 1986. James Seddon (Partner and Portfolio Manager) joined Hosking Partners LLP in 2014.  Previously, he was a global portfolio manager at Marathon Asset Management LLP since for six years. Jules Mort (Partner and Portfolio Manager) joined Hosking Partners LLP in 2014.  Previously, he was a global fund manager at Marathon Asset Management LLP from 2010 through 2012.  Previous to that, he was deputy emerging markets fund manager at Threadneedle from 2007. Luke Bridgeman (Partner and Portfolio Manager) joined Hosking Partners LLP in 2014.  Previously, he was a senior analyst at Marathon Asset Management LLP from 2009 through 2012.  Django Davidson (Partner and Portfolio Manager) joined Hosking Partners LLP in 2013.  Prior to joining Hosking Partners LLP, he was a partner at Algebris Investments LLP from 2009 to 2012. Hosking Partners LLP has managed assets for the fund since April 2015.

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The following information replaces similar disclosure in the Multi-Asset Fund section under the heading “Money Manager Fee Arrangements and Portfolio Managers” on page 27 of the prospectus:

TIFF Advisory Services, Inc. (170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087) is compensated based on Multi-Asset Fund’s average daily net assets. The manager receives 0.25% per year on the first $1 billion; 0.23% on the next $1 billion; 0.20% on the next $1 billion; and 0.18% on amounts above $3 billion. Richard Flannery (President and Chief Executive Officer, TIP, and Chief Executive Officer and Interim Chief Investment Officer, TAS) joined TAS in 2003. Prior to joining TAS, Mr. Flannery was an Executive Vice President at Delaware Investments. Trevor Graham (Managing Director) joined TAS in 2012 and, prior to that, he was a managing director in the Office of Investments at New York-Presbyterian Hospital from 2008 to 2012. Previous to that, he was an investment officer at the Museum of Modern Art in New York. Mr. Flannery and Mr. Graham consult regularly with Stephen Vicinelli, a Managing Director of TAS.

The following information replaces similar disclosure in the Short-Term Fund section under the heading “Money Manager Fee Arrangements and Portfolio Managers” on page 27 of the prospectus:

TIFF Advisory Services, Inc. (170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087) is compensated based on Short-Term Fund’s average daily net assets. The manager receives 0.03% per year on the first $1 billion; 0.02% on the next $1 billion; and 0.01% per year on amounts above $2 billion. Richard Flannery (President and Chief Executive Officer, TIP, and Chief Executive Officer and Interim Chief Investment Officer, TAS) joined TAS in 2003. Prior to joining TAS, Mr. Flannery was an Executive Vice President at Delaware Investments. Trevor Graham (Managing Director) joined TAS in 2012 and, prior to that, he was a managing director in the Office of Investments at New York-Presbyterian Hospital from 2008 to 2012. Previous to that, he was an investment officer at the Museum of Modern Art in New York. Jessica Taranto (Portfolio Manager) joined TAS in 2012. Previously, Ms. Taranto worked as a trade compliance analyst at Arrowstreet Capital from 2011 to 2012 and, prior to that, she worked as a portfolio accounting supervisor at J.P. Morgan Hedge Fund Services from 2008 to 2011. Mr. Flannery, Mr. Graham, and Ms. Taranto consult regularly with Stephen Vicinelli, a Managing Director of TAS.

Please keep this supplement for future reference.

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TIFF Investment Program (“TIP”)

Supplement dated April 15, 2015

to the Statement of Additional Information dated April 30, 2014, as Revised August 1, 2014, and
Supplemented November 10, 2014, December 16, 2014, and January 26, 2015

This supplement provides new and additional information to the TIP statement of additional information dated April 30, 2014, as revised August 1, 2014, and supplemented November 10, 2014, and December 16, 2014, and replaces certain information in the supplement dated January 26, 2015. You can find TIP’s prospectus and the statement of additional information, as well as other information about TIP, online at www.tiff.org/prospectusanddisclosures. You may also obtain this information at no charge by calling 800-984-0084 or by sending an e-mail request to info@tiff.org.

The following information under the heading “Supplemental Discussion of Fund Management and Administration” replaces the Principal Officers information beginning on page 2 of the statement of additional information:

Principal Officers*

Richard J. Flannery Born 1957 President and CEO since September 2003

Principal Occupation(s) During the Past Five Years: CEO, TIFF Advisory Services, Inc.; Interim Chief Investment Officer, TIFF Advisory Services, Inc. since 2015; President and CEO, TIFF Investment Program.

Directorships: TIFF Advisory Services, Inc., Mercy Investment Services, Inc., The Nelson Foundation. Investment Committee Member, the Financial Industry Regulatory Authority (FINRA).

Dawn I. Lezon Born 1965 CFO and Treasurer since January 2009 (Vice President and Assistant Treasurer, September 2006 – December 2008)	Principal Occupation(s) During the Past Five Years: Vice President/Treasurer, TIFF Advisory Services, Inc.
Kelly A. Lundstrom Born 1964 Vice President since September 2006	Principal Occupation(s) During the Past Five Years: Vice President, TIFF Advisory Services, Inc.
Richelle S. Maestro Born 1957 Vice President and Chief Legal Officer since March 2006; Secretary since December 2011	Principal Occupation(s) During the Past Five Years: Vice President/General Counsel, TIFF Advisory Services, Inc.; Secretary, TIFF Advisory Services, Inc. (2011 – present).

Christian A. Szautner Born 1972 CCO since July 2008	Principal Occupation(s) During the Past Five Years: Vice President/Chief Compliance Officer, TIFF Advisory Services, Inc. (2008 – present).
* The officers of TIP are elected annually by the TIP Board.
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The following information under the heading “Performance-Based Fees for Money Managers” replaces similar disclosures beginning on page 12 of the statement of additional information:

Other Performance-Based Fee Structures.   TAS may, from time to time, recommend that TIP enter into a performance-based fee arrangement with a money manager that does not embody the concepts described above, namely a cap, a floor and a fulcrum fee. TAS may do so when it believes, under the circumstances, that it would be in the best interests of MAF to enter into such arrangements. TIP currently has five such arrangements. For these managers, the performance-based fee is determined based on the performance of the portfolio managed by the money manager relative to that of a specified benchmark or the net appreciation in the value of the portfolio during the measurement period. For these purposes, total returns are computed over rolling time periods of varying lengths, ranging from one month to five years. Fee formulas are normally expressed in basis points, where a basis point is 1/100th of one percent.

Computing and Remitting Fees.   The computation and remittance procedures that MAF employs are described immediately below. The fee schedules are generally applied to the average daily net assets in each money manager’s account for the time period in question. For purposes of computing MAF’s daily net asset values, however, performance-based fees are accrued based on investment returns achieved during the current performance fee period.

With respect to performance-based fees structured with the fulcrum fee concept, for a transition period following the inception of a money manager’s account, before the money manager’s strategies are fully implemented, the money manager generally receives an asset-based fee regardless of performance. At the conclusion of the transition period, the money manager may receive additional compensation based on the performance achieved during the transition period. Thereafter, the money manager is compensated according to its performance-based fee formula with the fee for a given month based on the money manager’s performance for a defined trailing period. With respect to three of the five cases in which the performance-based fees are not structured with a fulcrum fee concept, there is also a transition period, whereby annualized performance is calculated for the 12-month, 24-month, and 36-month periods, in two cases, and 12-month, 24-month, 36-month, 48-month, and 60-month periods, in one case, and the annual performance-based fee is determined based on the performance calculated for each such period and reduced by the performance fees previously paid. With respect to the remaining two cases in which the performance-based fee is not structured with a fulcrum fee concept, the performance fee is paid annually based on a calendar year measurement period, in one case, and monthly based on a calendar month measurement period, in the other case, so there is no transition period.

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The following information replaces similar disclosures on page 66 of the statement of additional information:

Explanation of How Indices Will Be Used. The table below denotes the index relevant to those money managers whose compensation will be tied to their relative performance. As shown, in some cases the money managers have comparative indices different than the overall benchmark of the funds.

Fund/Money Manager	Index
Multi-Asset Fund	CPI + 5% and MAF Constructed Index (described in prospectus)
AJO, LP	S&P 500 Index
Amundi Smith Breeden, LLC	Barclays US Government Inflation-Linked Bond Index; 1-month LIBOR (plus a designated spread)
Brookfield Investment Management Inc.	FTSE EPRA/NAREIT Developed Index
Glenhill Capital Advisors, LLC	Russell 3000 Index
Hosking Partners LLP	MSCI All Country World Index
Marathon Asset Management, LLP	MSCI Emerging Markets Index; MSCI EAFE Index
Mission Value Partners, LLC	CPI (plus a designated spread)
Shapiro Capital Management LLC	Russell 2000 Index

The following information replaces similar disclosures on pages 77-79 of the statement of additional information:

Appendix C — Portfolio Managers

Other Accounts Managed (as of 12/31/2014)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Richard Flannery	1	$112	32	$5,208	10	$1,496
Trevor Graham	1	$112	4	$3,276	1	$168
SHORT-TERM FUND
TAS
Richard Flannery	1	$6,199	32	$5,208	10	$1,496
Trevor Graham	1	$6,199	4	$3,276	1	$168
Jessica Taranto	0	$0	0	$0	0	$0
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Other Accounts Managed with a Performance-Based Advisory Fee (as of 12/31/2014)

Portfolio Managers	RICs		Pooled Funds		Other Accounts
	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)	Number of Accounts	Total Assets of Accounts Managed ($million)
MULTI-ASSET FUND
TAS
Richard Flannery	0	$0	27	$3,658	0	$0
Trevor Graham	0	$0	2	$1,754	0	$0
SHORT-TERM FUND
TAS
Richard Flannery	0	$0	27	$3,658	0	$0
Trevor Graham	0	$0	2	$1,754	0	$0
Jessica Taranto	0	$0	0	$0	0	$0

Portfolio Manager Compensation (as of 12/31/2014)

MULTI-ASSET FUND
TAS
Portfolio Managers: Richard Flannery Trevor Graham
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Bonuses are awarded on a discretionary basis taking into consideration three primary components — individual performance, group performance, and firm performance. A fraction — which increases as a function of total compensation — of the investment staff’s annual performance-related bonus is deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

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SHORT-TERM FUND
TAS
Portfolio Managers: Richard Flannery Trevor Graham Jessica Taranto
Compensation Structure	Salary Bonus Plan Retirement Plan
Specific Criteria

Salary is fixed.

Bonus – Bonuses are awarded on a discretionary basis taking into consideration three primary components — individual performance, group performance, and firm performance. A fraction — which increases as a function of total compensation — of the investment staff’s annual performance-related bonus is deferred, subject to a multi-year vesting schedule. During the deferral period, the bonus amount is subject to the performance of selected investment vehicles bearing the TIFF name, including MAF. The overall bonus pool from which discretionary bonus awards are made to participating staff is established based on a number of factors, including absolute and relative performance of MAF and other funds managed by TAS and its affiliates; market conditions; financial results of TAS, including affordability; base salaries; and qualitative aspects of TAS’s and the participating staff’s performance.

Difference in Compensation Methodology Between TIP and Other Accounts Managed	None

Ownership of Fund Securities (as of 12/31/2014)

Portfolio Manager	Dollar Range of Equity Securities in Fund Beneficially Owned by the Portfolio Manager
Richard Flannery	Multi-Asset Fund – (Over $1,000,000) Short-Term Fund – ($500,001 - $1,000,000)
Trevor Graham	Multi-Asset Fund – None Short-Term Fund – None
Jessica Taranto	Multi-Asset Fund – None Short-Term Fund – None

Please keep this supplement for future reference.

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